Notes Payable - Schedule of Debt (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Notes Payable - Schedule of Debt (Details) [Line Items]
Total Notes Payable	$ 639,416	$ 639,416
Current Portion	(639,416)	(639,416)	$ (548,137)
Long-term portion		0	0
Kishon Note [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Total Notes Payable	431,666	431,666	$ 431,666
2025 Bridge Notes [Member]
Notes Payable - Schedule of Debt (Details) [Line Items]
Total Notes Payable	$ 207,750	$ 207,750